CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Total revenues	¥ 103,861	$ 14,667	¥ 335,791	¥ 1,588,031	¥ 659,090	¥ 309,133
Cost of revenues	(110,714)	(15,636)	(156,372)	(689,292)	(418,852)	(92,735)
Gross profit	(6,853)	(969)		898,739	240,238	216,398
Operation expenses
Sales and marketing	(189,503)	(26,763)		(1,184,997)	(1,488,699)	(179,328)
Research and development	(31,176)	(4,403)		(140,006)	(124,513)
General and administrative	(74,926)	(10,582)		(402,040)	(1,070,419)	(389,072)
Provision for credit losses	(1,939,570)	(273,920)		(271,372)	(40,626)	(38,075)
Total operating expenses	(2,235,175)	(315,668)	(474,465)	(2,192,800)	(2,728,671)	(604,635)
Loss from continuing operations	(2,185,985)	(308,722)	(295,046)	(1,292,136)	(2,488,433)	(388,237)
Share of loss of subsidiaries and VIEs	6,940	980	5,956	30,231	2,631	3,597
Foreign exchange gain/(loss)	(388)	(55)	(779)	4,247	(8,232)	(627)
Fair value change of derivative liabilities					1,185,090	(885,821)
Net loss	(2,484,179)	(350,836)		(1,988,676)	(1,522,514)	(2,722,596)
Accretion on redeemable preferred shares					(318,951)	(555,824)
Deemed dividend on Preferred Shareholders						92,779
Net loss attributable to ordinary shareholders	(2,484,179)	(350,836)	¥ (284,539)	(1,988,676)	(2,386,238)	(3,773,205)
Other comprehensive (loss)/income
Foreign currency translation	40,028	5,653		(17,976)	4,818	43,406
Total comprehensive loss attributable to UXIN LIMITED	(2,445,607)	$ (345,388)		(2,006,546)	(1,511,108)	(2,676,531)
Parent Company | Reportable Legal Entities
Revenues:
Total revenues					4,497
Cost of revenues					(147)
Gross profit					4,350
Operation expenses
Sales and marketing				(24,622)	(34,591)
Research and development	2,158			(258)	(17,376)
General and administrative	19,018			(136,459)	(1,019,055)	(171,172)
Provision for credit losses	(3,490)
Total operating expenses	17,686			(161,339)	(1,071,022)	(171,172)
Loss from continuing operations	17,686			(161,339)	(1,066,672)	(171,172)
Share of loss of subsidiaries and VIEs	(2,491,563)			(1,818,665)	(1,641,754)	(1,703,491)
Interest income/(expense), net	(10,727)			(47,677)	(25,262)	17,849
Other (expense)/income, net	(426)			(39,131)	(4,213)	14
Foreign exchange gain/(loss)	(1)			(126)	2,951	3,849
Fair value change of derivative liabilities					1,204,010	(869,617)
Net loss	(2,484,179)			(1,988,676)	(1,522,514)	(2,722,596)
Accretion on redeemable preferred shares					(318,951)	(555,824)
Deemed dividend to Preferred Shareholders					(544,773)	(587,564)
Deemed dividend on Preferred Shareholders						92,779
Net loss attributable to ordinary shareholders	(2,484,179)			(1,988,676)	(2,386,238)	(3,773,205)
Other comprehensive (loss)/income
Foreign currency translation	38,572			(17,869)	11,406	46,065
Total comprehensive loss attributable to UXIN LIMITED	¥ (2,445,607)			¥ (2,006,545)	¥ (1,511,108)	¥ (2,676,531)